Sales, General and Administrative Expenses (Details) - Schedule of Sales, General and Administrative Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Sales General and Administrative Expenses [Abstract]
Salaries, wages and related expenses	$ 1,769	$ 1,845	$ 1,762
Share-based payments (see also Note 11)	822	1,333	1,047
Legal fees in connection with ISA investigation and class action lawsuits (see also Note 13B)		135	12
Reimbursement of legal fees	(116)	(63)	(66)
Other professional fees	1,004	750	1,222
Board member remuneration and insurance	818	1,152	1,033
Board member share-based payments	284	311	478
Maintenance expenses	196	120	55
Travel and car expenses	130	144	133
Depreciation	199	201	231
Other	131	355	200
Sales, General and Administrative Expenses total	$ 5,237	$ 6,283	$ 6,107